PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

The following table summarizes the components of our property and equipment as of the dates presented:

	June 30,	December 31,
	2022	2021
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	656,613	559,654
	659,604	562,645
Accumulated depreciation	(354,408)	(274,239)
Property and equipment, net of accumulated depreciation	$305,196	$288,406

Depreciation expense for the six months ended June 30, 2022 and 2021, was $80,170 and $71,513, respectively.

During the six months ended June 30, 2022 and 2021, we purchased property and equipment of $96,960 and $79,020, respectively.

NOTE 4: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2021	2020
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	559,654	421,323
	562,645	424,314
Accumulated depreciation	(274,239)	(99,965)
Property and equipment, net of accumulated depreciation	$288,406	$324,349

Depreciation expense for the years ended December 31, 2021 and 2020, was $174,274 and $81,274, respectively, and recorded in general and administrative expenses.

During the years ended December 31, 2021 and 2020, the Company acquired property and equipment of $138,331 and $146,400, respectively.